LEASES (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2019	$ 392
2020	399
2021	405
2022	119
Total future minimum lease payments	$ 1,315